CONSOLIDATED BALANCE SHEETS (Parenthetical 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 25,306	$ 25,253
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	40,346,993	39,192,939
Ordinary shares, shares outstanding	39,530,993	38,376,939
Treasury stock, shares	816,000	816,000